TAXES ON INCOME (Schedule of Income Tax Expense (Benefit)) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Current taxes	$ 341	$ 580	$ 689
Deferred taxes expense (benefit)	(236)	20	(34)
Write off of prepaid and withholding taxes	1,536	1,828	909
Income tax expense	$ 1,641	$ 2,428	$ 1,564